BNY Mellon Equity Income Fund
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3%
Automobiles & Components — 1.0%
Tesla, Inc.(a)	62,455	22,980,317
Banks — 6.6%
Bank of America Corp.	357,307	22,131,596
Citigroup, Inc.	93,984	12,370,174
Citizens Financial Group, Inc.	87,938	6,056,290
Fifth Third Bancorp	362,564	19,495,066
JPMorgan Chase & Co.	200,507	71,384,502
Regions Financial Corp.	246,862	7,376,237
The PNC Financial Services Group, Inc.	47,850	11,466,296
U.S. Bancorp	150,037	9,239,278
		159,519,439
Capital Goods — 4.1%
A.O. Smith Corp.	73,833	4,365,745
Cummins, Inc.	30,733	17,345,705
General Dynamics Corp.	15,758	5,851,733
Honeywell Aerospace, Inc.(a)	29,595	4,679,266
Honeywell International, Inc.	29,595	6,319,421
Johnson Controls International PLC	136,551	18,876,810
Lockheed Martin Corp.	36,014	20,212,137
Masco Corp.	65,101	4,697,688
Rockwell Automation, Inc.	12,400	5,262,932
RTX Corp.	57,600	11,965,248
		99,576,685
Commercial & Professional Services — .5%
Paychex, Inc.	99,775	12,705,349
Consumer Discretionary Distribution & Retail — 3.6%
Amazon.com, Inc.(a)	302,466	78,571,593
Best Buy Co., Inc.	100,534	8,057,800
		86,629,393
Consumer Durables & Apparel — .9%
Hasbro, Inc.	238,291	22,423,183
Consumer Services — 1.5%
Darden Restaurants, Inc.	104,752	22,444,163
Las Vegas Sands Corp.	333,791	14,623,384
		37,067,547
Consumer Staples Distribution & Retail — .3%
Dollar General Corp.	30,100	3,815,175
Target Corp.	20,385	3,279,539
		7,094,714
Energy — 5.1%
APA Corp.	255,792	11,037,425
Chevron Corp.	48,323	9,961,303
ExxonMobil Holdings Corp.	137,158	22,075,580
Kinder Morgan, Inc.	256,345	8,264,563
Phillips 66	164,451	40,550,328
SLB Ltd.	80,545	4,840,754
Valero Energy Corp.	76,385	27,416,104
		124,146,057

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Equity Real Estate Investment Trusts — 1.4%
BXP, Inc.(b)	72,002	4,895,416
Essex Property Trust, Inc.(b)	13,454	3,806,944
Host Hotels & Resorts, Inc.(b)	282,783	6,201,431
Simon Property Group, Inc.(b)	49,403	10,489,245
VICI Properties, Inc.(b)	70,817	1,816,456
Vivmark Residential(b)	91,993	5,992,424
		33,201,916
Financial Services — 4.6%
BlackRock, Inc.	5,703	6,590,444
Franklin Templeton, Inc.	151,000	5,156,650
Morgan Stanley	92,600	19,753,432
Northern Trust Corp.	14,014	2,600,438
State Street Corp.	152,280	29,143,346
T. Rowe Price Group, Inc.	105,559	11,746,606
The Goldman Sachs Group, Inc.	36,377	37,319,164
		112,310,080
Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.	733,696	50,243,502
Archer-Daniels-Midland Co.	57,802	4,698,724
Conagra Brands, Inc.	186,193	2,982,812
PepsiCo, Inc.	68,674	9,637,709
Philip Morris International, Inc.	293,446	54,962,436
The Hershey Company	66,205	11,665,983
The J.M. Smucker Company	52,181	6,844,060
Tyson Foods, Inc., Cl. A	83,140	4,584,340
		145,619,566
Health Care Equipment & Services — 2.5%
Elevance Health, Inc.	28,013	10,996,223
Medtronic PLC	369,198	33,467,799
UnitedHealth Group, Inc.	39,129	15,237,224
		59,701,246
Insurance — 2.9%
Assurant, Inc.	151,837	42,796,777
The Allstate Corp.	105,555	27,212,079
		70,008,856
Materials — 2.3%
Avery Dennison Corp.	29,805	5,189,349
International Paper Co.	136,157	5,164,435
LyondellBasell Industries NV, Cl. A	262,928	17,111,354
Packaging Corp. of America	45,338	10,606,372
PPG Industries, Inc.	149,950	16,819,891
		54,891,401
Media & Entertainment — 7.5%
Alphabet, Inc., Cl. A	194,979	66,166,124
Alphabet, Inc., Cl. C	153,682	51,546,479
Meta Platforms, Inc., Cl. A	72,027	41,223,933
Netflix, Inc.(a)	102,317	8,292,793
Omnicom Group, Inc.	151,440	13,255,543
		180,484,872
Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
AbbVie, Inc.	46,635	11,958,147

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.9% (continued)
Amgen, Inc.	27,520	11,830,298
Bristol-Myers Squibb Co.	612,771	40,939,230
Eli Lilly & Co.	14,635	16,928,743
Gilead Sciences, Inc.	154,297	22,579,823
Johnson & Johnson	146,642	38,984,776
Merck & Co., Inc.	45,555	6,731,207
Pfizer, Inc.	533,636	15,187,280
Zoetis, Inc.	34,148	2,632,811
		167,772,315
Semiconductors & Semiconductor Equipment — 17.3%
Advanced Micro Devices, Inc.(a)	51,098	24,052,850
Analog Devices, Inc.	22,009	7,970,339
Broadcom, Inc.	244,362	90,497,023
Intel Corp.(a)	105,682	9,459,596
Lam Research Corp.	53,483	16,124,590
Micron Technology, Inc.	31,126	29,841,430
NVIDIA Corp.	803,291	177,350,587
QUALCOMM, Inc.	191,564	32,657,831
Texas Instruments, Inc.	123,536	32,231,778
		420,186,024
Software & Services — 6.3%
Dolby Laboratories, Inc., Cl. A	63,060	3,881,974
International Business Machines Corp.	107,673	25,181,484
Microsoft Corp.	245,037	124,304,820
		153,368,278
Technology Hardware & Equipment — 11.0%
Apple, Inc.	494,776	156,769,775
Cisco Systems, Inc.	362,827	40,088,755
Corning, Inc.	42,304	6,291,874
NetApp, Inc.	124,106	22,995,601
Seagate Technology Holdings PLC	42,547	35,245,084
TE Connectivity PLC	21,800	4,474,450
		265,865,539
Telecommunication Services — 4.0%
AT&T, Inc.	1,333,879	34,534,127
Comcast Corp., Cl. A	308,670	8,216,795
Verizon Communications, Inc.	1,102,679	55,156,004
		97,906,926
Transportation — .2%
C.H. Robinson Worldwide, Inc.	28,424	4,253,936
Utilities — 2.8%
American Electric Power Co., Inc.	75,415	9,233,059
CMS Energy Corp.	75,820	5,160,309
Consolidated Edison, Inc.	32,419	3,469,482
Dominion Energy, Inc.	84,936	5,606,625
Edison International	245,657	13,260,565
Evergy, Inc.	68,308	5,534,314
Exelon Corp.	304,582	13,316,325
FirstEnergy Corp.	76,421	3,504,667

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Utilities — 2.8% (continued)
NRG Energy, Inc.	34,078	3,752,669
The AES Corp.	396,316	5,841,698
		68,679,713
Total Equity Securities - Common Stocks (cost $1,433,539,307)		2,406,393,352

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $14,305,932)	3.72	14,305,932	14,305,932
Total Investments (cost $1,447,845,239)		99.9%	2,420,699,284
Cash and Receivables (Net)		.1%	2,387,431
Net Assets		100.0%	2,423,086,715

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Equity Income Fund
August 31, 2026 (Unaudited)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,406,393,352	—	—	2,406,393,352
Investment Companies	14,305,932	—	—	14,305,932
	2,420,699,284	—	—	2,420,699,284

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At August 31, 2026, accumulated net unrealized appreciation on investments was $972,854,045, consisting of $1,009,093,695 gross unrealized appreciation and $36,239,650 gross unrealized depreciation.
At August 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.